TAX PROVISION (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exploration and Evaluation Assets
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 6,284,000	$ 6,135,000	$ 19,625,000
Expiry dates	No expiry date	No expiry date	No expiry date
Investment Tax Credits
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 23,000	$ 23,000	$ 23,000
Expiry dates	2029	2029	2029
Property and Equipment
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 1,547,000	$ 1,242,000	$ 1,138,000
Expiry dates	No expiry date	No expiry date	No expiry date
Share Issue Costs
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 1,212,000	$ 747,000	$ 644,000
Expiry dates	2041 to 2044	2040 to 2043	2039 to 2042
Asset Retirement Obligation
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 695,000	$ 267,000	$ 265,000
Expiry dates	No expiry date	No expiry date	No expiry date
Allowable Capital Losses
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 4,150,000	$ 5,864,000	$ 6,607,000
Expiry dates	No expiry date	No expiry date	No expiry date
Non-capital Losses
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 30,569,000	$ 27,024,000	$ 24,109,000
Expiry dates	2023 to 2040	2023 to 2039	2030 to 2038
Canada
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 30,015,000	$ 26,980,000	$ 21,402,000
Expiry dates	2029 to 2040	2029 to 2039	2029 to 2038
Mongolia
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 554,000	$ 44,000	$ 0
Expiry dates	2023 to 2028	2023 to 2027	2023 to 2026